Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 430,711	$ 434,019
Acquired goodwill	25,547	60
Foreign currency translation adjustment	890	(2,772)
Allocation to intangible assets related to acquisition		(596)
Goodwill, Ending Balance	$ 457,148	$ 430,711